Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands							3 Months Ended	12 Months Ended
	Sep. 27, 2015	Jan. 02, 2015	Nov. 20, 2014	Jun. 11, 2014	Mar. 31, 2014	Jan. 25, 2013	Mar. 29, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Amortization of intangible assets								$ 103,791	$ 58,426	$ 50,803
Cost of sales								1,391,049	1,488,816	1,364,764
Revolving Credit Agreement Mature 2018 [Member]
Business Acquisition [Line Items]
Revolving credit agreement		$ 200,000						50,000
Tripwire [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired		100.00%
Acquisition price		$ 703,200
Reduction of goodwill	$ 15,800
Fair value of acquired receivables		37,800
Acquired receivable, gross contractual amount		38,000
Amount of acquired receivables not expected to be collected		200
Post acquisition revenues								116,600
Post acquisition income (loss) from continuing operations								(47,800)
Amortization of intangible assets								43,200
Impact on reported revenue due to reduction of acquired deferred revenue balance to fair value								50,400
Compensation expense							$ 9,200	$ 9,200
Tripwire [Member] | Pro Forma [Member]
Business Acquisition [Line Items]
Amortization of intangible assets									3,000
Compensation expense									9,200
Tripwire [Member] | Revolving Credit Agreement Mature 2018 [Member]
Business Acquisition [Line Items]
Revolving credit agreement		$ 200,000
Coast Wire and Plastic Tech, LLC [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired			100.00%
Acquisition price			$ 36,000
Prosoft Technology, Inc. [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired				100.00%
Acquisition price				$ 104,100
Fair value of acquired receivables				5,900
Acquired receivable, gross contractual amount				6,200
Amount of acquired receivables not expected to be collected				300
Post acquisition revenues									31,700
Post acquisition income (loss) from continuing operations									(2,500)
Amortization of intangible assets									2,400
Goodwill acquired				$ 56,900
Period for deducting goodwill for tax purposes				15 years
Prosoft Technology, Inc. [Member] | Inventories - Obsolescence and Other Valuation Allowances [Member]
Business Acquisition [Line Items]
Cost of sales									1,400
Grass Valley [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired					100.00%
Acquisition price					$ 218,200
Fair value of acquired receivables					67,400
Acquired receivable, gross contractual amount					77,200
Amount of acquired receivables not expected to be collected					$ 9,800
Post acquisition revenues									196,200
Post acquisition income (loss) from continuing operations									(58,500)
Amortization of intangible assets									8,600
Increase in goodwill due to an increase in the estimated fair value of acquired accrued liabilities and deferred tax liabilities									11,500
Grass Valley [Member] | Inventories - Obsolescence and Other Valuation Allowances [Member]
Business Acquisition [Line Items]
Cost of sales									$ 6,900
Grass Valley and Prosoft [Member]
Business Acquisition [Line Items]
Inventory cost step-up, pro forma disclosure										8,300
Amortization of intangible assets, pro forma disclosure										1,700
Transaction costs, pro forma disclosure										$ 1,600
Softel Limited [Member]
Business Acquisition [Line Items]
Acquisition price						$ 9,100